Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2021, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Processing agreements	$6,090	753	890	530	3,917
Transportation agreements	81,182	20,500	37,825	14,673	8,184
Total	$87,272	$21,253	$38,715	$15,203	$12,101